OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Work in progress	$ 506	$ 195
Prepayments and other assets	508	235
Total current	1,014	430
Non-current
Work in progress	57	0
Prepayments and other assets	442	79
Total non-current	499	$ 79
Change in other assets	$ 998